Goodwill and Other Intangible Assets [Text Block]	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets [Text Block]
6.	GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill
The table below presents the movement in the carrying amount of goodwill by business segment during the fiscal years ended March 31, 2019 and 2020:

	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Markets Business Group	Total
		(in millions)
Balance at March 31, 2018:
Goodwill (2)(3)	¥107,237	¥496,191	¥27,724	¥2,300	¥633,452
Accumulated impairment losses (2)	—	(177,750)	(14,368)	—	(192,118)

	107,237	318,441	13,356	2,300	441,334
Foreign currency translation adjustments and other	(1,898)	(5,308)	(237)	—	(7,443)

Balance at March 31, 2019:
Goodwill	105,339	490,883	27,487	2,300	626,009
Accumulated impairment losses	—	(177,750)	(14,368)	—	(192,118)

	105,339	313,133	13,119	2,300	433,891
Goodwill acquired during the fiscal year (1)	34,553	260,639	178,308	—	473,500
Impairment loss	(32,868)	(350,942)	—	—	(383,810)
Foreign currency translation adjustments and other	(1,354)	(12,877)	8,276	—	(5,955)

Balance at March 31, 2020:
Goodwill	138,538	738,645	214,071	2,300	1,093,554
Accumulated impairment losses	(32,868)	(528,692)	(14,368)	—	(575,928)

	¥105,670	¥209,953	¥199,703	¥2,300	¥517,626

Notes:
(1)	See Note 2 for the goodwill acquired in connection with acquisitions.
(2)
Effective April 1, 2018, the MUFG Group reorganized its business groups. Goodwill originally recognized for Retail Banking Business Group, Corporate Banking Business Group, Trust Assets Business Group and Global Business Group other than MUAH and Krungsri was ¥1,900,019 million, which has been fully impaired before April 1, 2017. As these impairment losses recorded in past before the reorganization of the segment and are irrelevant to the annual impairment test under the new segment, the accumulated impaired loss is not allocated to new business segments after the reorganization of business group.

(3)	The balance as of March, 31 2018 reflected the organization change in 2018 appropriately and was erroneously disclosed. Such amount has been restated from the amount previously reported as follows:

	Global Corporate & Investment Banking Business Group		Global Commercial Banking Business Group
	As previously reported	As restated	As previously reported	As restated
	(in millions)
Balance at March 31, 2018:
Goodwill	¥—	¥107,237	¥603,428	¥496,191
Foreign currency translation adjustments and other	—	(1,898)	(7,206)	(5,308)
Balance at March 31, 2019:
Goodwill	—	105,339	596,222	490,883
U.S. GAAP requires to test goodwill for impairment at least annually, or more frequently if events or changes in circumstances indicate that goodwill may be impaired, using a process that compares the carrying amount of a reporting unit with its fair value. An impairment loss is recognized to the extent that the carrying amount of a reporting unit exceeds its fair value, but not exceeding the total amount of goodwill allocated to that reporting unit.
For the fiscal years ended March 31, 2018 and 2019, there were no impairment losses recognized. For the fiscal year ended March 31, 2020, the MUFG Group recognized
¥241,356
million of an impairment of goodwill relating to Danamon reporting unit within the Global Commercial Banking Business Group Segment, which is included in impairment of goodwill in the accompanying consolidated statements of income. In determining the acquisition price of Bank Danamon, the results of multiple valuation techniques were considered with an expectation to benefit from Danamon’s foothold in the developing local retail and SME segments to deepen its banking franchise in Indonesia. After the acquisition of Danamon by MUFG Bank, Danamon’s market capitalization decreased. As a result, the fair value of the reporting unit as an exit price was measured on June 30, 2019 for the quantitative goodwill impairment test, and led to impairment of goodwill as the fair value had fallen below the carrying amount of the reporting unit, including goodwill, reflecting a reduction in stock price as well as changes in the inputs to the valuation techniques in comparison to those considered in determining the acquisition price such as discount rate. The measurement of the fair value of the reporting unit was primarily based on a market approach, and was also corroborated by multiple valuation techniques.
For the fiscal year ended March 31, 2020, the MUFG Group recognized ¥62,157 million of impairment of goodwill relating to Krungsri reporting unit within the Global Commercial Banking Business Group segment. The global economic slowdown led to slowing economic growth in Thailand and the decline of Krungsri’s stock price. As a result, the fair value of the reporting unit was measured on December 31, 2019 for the quantitative goodwill impairment test, and led to impairment of goodwill as the fair value had fallen below the carrying amount of the reporting unit. The measurement of the fair value of the reporting unit was primarily based on a market approach, and was also corroborated by multiple valuation techniques.
For the fiscal year ended March 31, 2020, the MUFG Group recognized ¥80,297 million in impairment of goodwill relating to MUAH reporting unit within the Global Commercial Banking Business Group segment and Global Corporate & Investment Banking Business Group segment. Due to the decline in interest rates and slower growth than previously forecasted, cash flow projections for reporting units were lowe red
. The combination of these events led management to believe that the fair values of certain reporting units were below carrying value. As a result, the fair value of the reporting unit was measured on December 31, 2019 for the quantitative goodwill impairment test, and led to impairment of goodwill with the fair value fallen below the carrying amount of the reporting unit. The MUFG Group estimated the fair value of its reporting units using a combination of the income and the market approaches. The income approach estimates the fair value of the reporting units by discounting management’s projections of each reporting unit’s cash flows, including a terminal value to estimate the fair value of cash flows beyond the final year of projected results, using a discount rate derived from the Capital Asset Pricing Model. The market approach incorporates comparable public company price to tangible book value and price to earnings multiples.
The MUFG Group consolidates certain subsidiaries, including MUAH, based on financial information for the year ended December 31 as this date and MUFG’s fiscal year which ends on March 31 have been treated as coterminous.
For the fiscal year ended March 31, 2020, the effect of recording a goodwill impairment intervening event due to economic environment triggered by COVID-19 for the three-month period ended March 31 2020 on MUFG’s GCB segment related to MUAH would have been approximately ¥80 -
¥
110 billion and would have resulted in a decrease of ¥80 - ¥110 billion to net income attributable to Mitsubishi UFJ Financial Group. This intervening event occurring during the three-month period ended March 31, 2020, if recorded, would not have had a substantial and permanent effects on consolidated total assets, net income or total equity as of March 31, 2020, and therefore, the intervening event was not recognized for the fiscal year ended March 31, 2020.
Other Intangible Assets

The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of other intangible assets at March 31, 2019 and 2020:

	2019			2020
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥2,703,413	¥2,029,775	¥673,638	¥2,852,273	¥2,096,635	¥755,638
Customer relationships	387,936	246,526	141,410	567,886	264,636	303,250
Core deposit intangibles	126,796	88,643	38,153	174,802	100,022	74,780
Trade names	77,204	34,283	42,921	94,748	38,055	56,693
Other	9,601	4,220	5,381	17,374	5,769	11,605

Total	¥3,304,950	¥2,403,447	901,503	¥3,707,083	¥2,505,117	1,201,966

Intangible assets not subject to amortization:
Other (1)			25,693			37,560

Total			¥927,196			¥1,239,526

Note:
(1)	Intangible assets not subject to amortization includes ¥17,431 million and ¥29,641 million of mortgage servicing rights accounted for at fair value at March 31, 2019 and 2020, respectively.
Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2019 amounted to ¥262,700 million, which primarily consisted of ¥262,408 million of software. The weighted average amortization periods for these assets are 6 years. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2019 amounted to ¥11,172 million.
Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2020 amounted to ¥538,925 million, which primarily consisted of ¥291,821 million of software, ¥44,140 million of core deposit intangibles, ¥180,414 million of customer relationships and ¥16,402 million of trade names. The weighted average amortization periods for these assets are 5 years, 10 years, 17 years and
23
years, respectively. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2020 amounted to ¥23,804 million.
For the fiscal years ended March 31, 2018, 2019 and 2020, the MUFG Group recognized ¥21,900 million, ¥118,108 million and ¥3,732 million, respectively, of impairment losses for intangible assets whose carrying amounts exceeded their fair value. In computing the amount of impairment losses, fair value was determined primarily based on the present value of expected future cash flows, the estimated value based on appraisals, or market prices.
The impairment loss for the fiscal year ended March 31, 2018 included a loss of ¥11,121 million relating to the foreign subsidiary’s customer relationships under the Trust Asset Business Group segment. The intangible assets were valued based on discounted expected future cash flows. The estimated future cash flows of the above customer relationships
were revised downward due to a decrease in acquired customer base. Accordingly, the MUFG group revaluated the intangible assets and recognized impairment losses
.
The impairment loss for the fiscal year ended March 31, 2019 included a loss of ¥137,186 million relating to software held by certain consumer finance subsidiary under the Retail & Commercial Banking Business Group segment. The consumer finance subsidiary determined to fundamentally review its current system integration plan, comprehensively taking into account the scale, complexity and the degree of difficulty for the system development to respond rapid changes in payments market in an appropriate manner, at the meeting of the Board of Directors on March 25, 2019. The consumer finance subsidiary considered software under development unlikely to have cost reduction effect and remain in use in the future, and reevaluated the profitability of existing software in relation to its system integration plan. As a result, it was determined that carrying amounts of both system software under development and long lived assets group of credit business, including existing system software, land, buildings, and equipment and furniture exceeded their fair values, and ¥87,596 million and ¥28,494 million of impairment losses were recognized on system software under development and existing software, respectively. In computing the amount of impairment losses, the fair value was primarily estimated using an income approach. The income approach is based on the present value of expected cash flows, which represents market participant perspective. In addition to the impairments on software, ¥21,096 million of impairment losses on long-lived assets, including land, buildings, and equipment and furniture, were recognized.

The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

(in millions)
Fiscal year ending March 31:
2021	¥263,056
2022	228,137
2023	188,358
2024	150,702
2025	108,504